UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2008

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 90.0%
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 1.0%
	Allison Transmission Inc., Senior Notes:
$60,000	11.000% due 11/1/15 (a)	$37,800
1,560,000	11.250% due 11/1/15 (a)(b)	834,600
	Visteon Corp., Senior Notes:
2,598,000	8.250% due 8/1/10	1,519,830
3,739,000	12.250% due 12/31/16 (a)	1,289,955

	Total Auto Components	3,682,185

Automobiles - 1.3%
	General Motors Corp.:
3,825,000	Notes, 7.200% due 1/15/11	1,558,688
9,455,000	Senior Debentures, 8.375% due 7/15/33	3,120,150

	Total Automobiles	4,678,838

Diversified Consumer Services - 0.6%
	Education Management LLC/Education Management Finance Corp.:
310,000	Senior Notes, 8.750% due 6/1/14	227,850
2,680,000	Senior Subordinated Notes, 10.250% due 6/1/16	1,862,600
20,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	15,800

	Total Diversified Consumer Services	2,106,250

Hotels, Restaurants & Leisure - 4.0%
	Boyd Gaming Corp., Senior Subordinated Notes:
180,000	6.750% due 4/15/14	114,300
580,000	7.125% due 2/1/16	362,500
2,355,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	17,662
1,740,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	626,400
320,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	208,000
1,740,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,331,100
1,090,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	670,350
1,715,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,414,875
1,000,000	Harrah’s Operating Co. Inc., Senior Notes, 10.750% due 2/1/16 (a)	330,000
2,000,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	1,010,000
5,370,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,389,650
1,500,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	682,500
1,025,000	MGM MIRAGE Inc., Senior Subordinated Notes, 8.375% due 2/1/11	599,625
1,365,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	798,525
1,130,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	734,500
	Station Casinos Inc.:
	Senior Notes:
940,000	6.000% due 4/1/12	350,150
3,305,000	7.750% due 8/15/16	1,123,700
150,000	Senior Subordinated Notes, 6.625% due 3/15/18	14,250
2,625,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,296,875

	Total Hotels, Restaurants & Leisure	15,074,962

Household Durables - 1.9%
	K Hovnanian Enterprises Inc.:
3,040,000	11.500% due 5/1/13 (a)	2,477,600
100,000	Senior Notes, 8.625% due 1/15/17	30,000
3,000,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	2,625,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Household Durables - 1.9% (continued)
$2,480,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	$2,046,000

	Total Household Durables	7,178,600

Internet & Catalog Retail - 0.3%
175,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	130,375
1,145,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	967,525

	Total Internet & Catalog Retail	1,097,900

Media - 6.1%
	Affinion Group Inc.:
115,000	Senior Notes, 10.125% due 10/15/13	81,075
4,965,000	Senior Subordinated Notes, 11.500% due 10/15/15	3,003,825
6,521,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	2,967,055
1,415,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	891,450
1,375,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (e)	797,500
1,030,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	412,000
3,630,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	2,967,525
2,775,000	CSC Holdings Inc., Senior Notes, 8.125% due 7/15/09	2,664,000
3,454,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,303,885
750,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	706,875
	EchoStar DBS Corp., Senior Notes:
1,040,000	6.625% due 10/1/14	837,200
960,000	7.750% due 5/31/15	784,800
4,025,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	578,594
1,045,000	R.H. Donnelley Corp., Senior Discount Notes, 6.875% due 1/15/13	245,575
310,000	R.H. Donnelley Inc., 11.750% due 5/15/15 (a)	122,450
2,785,000	Sun Media Corp., 7.625% due 2/15/13	2,353,325
	TL Acquisitions Inc.:
1,480,000	Senior Notes, 10.500% due 1/15/15 (a)	888,000
2,500,000	Senior Subordinated Notes, step bond to yield 13.249% due 7/15/15 (a)	1,262,500

	Total Media	22,867,634

Multiline Retail - 1.3%
2,775,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	2,282,437
3,990,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (b)	2,753,100

	Total Multiline Retail	5,035,537

Specialty Retail - 0.6%
35,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	22,925
2,095,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,204,625
500,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	507,500
1,345,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	611,975

	Total Specialty Retail	2,347,025

Textiles, Apparel & Luxury Goods - 0.2%
691,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	570,075

	TOTAL CONSUMER DISCRETIONARY	64,639,006

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 0.1%
317,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	281,529

Food Products - 0.9%
	Dole Foods Co. Inc., Senior Notes:
90,000	8.625% due 5/1/09	81,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Food Products - 0.9% (continued)
$3,915,000	7.250% due 6/15/10	$2,877,525
390,000	Stater Brothers Holdings Inc., Senior Notes, 7.750% due 4/15/15	321,750

	Total Food Products	3,280,725

Household Products - 0.3%
1,825,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,268,375

Tobacco - 0.5%
	Alliance One International Inc., Senior Notes:
1,790,000	8.500% due 5/15/12	1,387,250
740,000	11.000% due 5/15/12	629,000

	Total Tobacco	2,016,250

	TOTAL CONSUMER STAPLES	6,846,879

ENERGY - 12.4%
Energy Equipment & Services - 1.4%
327,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	339,717
1,220,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	835,700
885,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	659,325
990,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	737,550
1,805,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,489,125
40,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	31,103
1,540,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,251,591

	Total Energy Equipment & Services	5,344,111

Oil, Gas & Consumable Fuels - 11.0%
1,960,000	Atlas Pipeline Partners LP, 8.750% due 6/15/18 (a)	1,332,800
5,275,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	4,272,750
	Chesapeake Energy Corp., Senior Notes:
1,880,000	6.375% due 6/15/15	1,452,300
4,505,000	6.250% due 1/15/18	3,221,075
100,000	7.250% due 12/15/18	76,000
1,520,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,026,000
2,343,047	Corral Finans AB, Senior Secured Subordinated Bonds, 9.725% due 4/15/10 (a)(b)(d)	1,581,557
4,180,000	El Paso Corp., Medium-Term Notes, 7.800% due 8/1/31	2,921,883
	Enterprise Products Operating LP:
1,680,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	1,249,006
665,000	Subordinated Notes, 7.034% due 1/15/68 (d)	429,555
3,200,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,608,000
535,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	413,287
3,350,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	2,830,750
	Mariner Energy Inc., Senior Notes:
1,695,000	7.500% due 4/15/13	1,178,025
555,000	8.000% due 5/15/17	330,225
1,375,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	996,875
600,000	OPTI Canada Inc., Senior Secured Notes, 7.875% due 12/15/14	363,000
1,660,000	Parallel Petroleum Corp., 10.250% due 8/1/14	1,108,050
	Petrohawk Energy Corp., Senior Notes:
1,275,000	9.125% due 7/15/13	988,125
480,000	7.875% due 6/1/15 (a)	327,600
	Petroplus Finance Ltd., Senior Notes:
900,000	6.750% due 5/1/14 (a)	607,500
630,000	7.000% due 5/1/17 (a)	415,800
1,430,000	Quicksilver Resources Inc., 8.250% due 8/1/15	1,001,000
	SandRidge Energy Inc., Senior Notes:
5,000,000	8.625% due 4/1/15 (b)	3,325,000
300,000	8.000% due 6/1/18 (a)	201,000
4,670,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(f)	303,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.0% (continued)
$1,150,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	$948,750
400,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	250,000
865,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	795,800
3,085,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	277,650
1,855,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	1,233,575
2,215,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,583,725
1,605,000	Williams Cos. Inc., Notes, 7.875% due 9/1/21	1,326,585

	Total Oil, Gas & Consumable Fuels	40,976,798

	TOTAL ENERGY	46,320,909

FINANCIALS - 11.3%
Commercial Banks - 0.5%
750,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	401,250
	TuranAlem Finance BV, Bonds:
1,490,000	8.250% due 1/22/37 (a)	603,450
1,090,000	8.250% due 1/22/37 (a)	351,525
470,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (d)(g)	456,333

	Total Commercial Banks	1,812,558

Consumer Finance - 4.7%
	Ford Motor Credit Co., Senior Notes:
2,759,000	8.069% due 6/15/11 (d)	1,805,352
1,070,000	7.569% due 1/13/12 (d)	647,914
12,210,000	12.000% due 5/15/15	7,761,848
10,570,000	General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31	4,799,308
	SLM Corp., Senior Notes:
75,000	3.765% due 10/25/11 (d)	52,627
3,790,000	8.450% due 6/15/18	2,578,375

	Total Consumer Finance	17,645,424

Diversified Financial Services - 3.8%
1,800,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	1,719,000
1,250,000	Capmark Financial Group Inc., 5.875% due 5/10/12	312,624
2,010,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,195,950
2,380,000	Citigroup Inc., Junior Subordinated Notes, Preferred Securities, 8.400% due 4/30/18 (d)(g)	1,657,313
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	83,805
1,820,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (d)(g)	1,478,797
1,610,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,432,900
	Residential Capital LLC:
1,150,000	Junior Secured Notes, 9.625% due 5/15/15 (a)	293,250
2,770,000	Senior Secured Notes, 8.500% due 5/15/10 (a)	1,357,300
	TNK-BP Finance SA:
1,486,000	7.875% due 3/13/18 (a)	616,690
725,000	Senior Notes, 7.875% due 3/13/18 (a)	322,625
2,775,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.278% due 10/1/15	2,192,250
1,895,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,582,325

	Total Diversified Financial Services	14,244,829

Insurance - 0.2%
3,510,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(d)	561,081

Real Estate Investment Trusts (REITs) - 0.2%
830,000	Forest City Enterprises Inc., Senior Notes, 6.500% due 2/1/17	543,650
	Ventas Realty LP/Ventas Capital Corp.:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 0.2% (continued)
$200,000	6.750% due 6/1/10	$190,000
158,000	9.000% due 5/1/12	149,310
50,000	Senior Notes, 6.500% due 6/1/16	41,250

	Total Real Estate Investment Trusts (REITs)	924,210

Real Estate Management & Development - 0.5%
2,030,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (c)	416,150
	Realogy Corp.:
2,540,000	10.500% due 4/15/14	825,500
431,000	11.000% due 4/15/14 (b)	122,835
2,480,000	Senior Subordinated Notes, 12.375% due 4/15/15	502,200

	Total Real Estate Management & Development	1,866,685

Thrifts & Mortgage Finance - 1.4%
7,090,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27 (e)	5,317,500

	TOTAL FINANCIALS	42,372,287

HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 0.8%
1,690,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	1,123,850
	Biomet Inc., Senior Notes:
130,000	10.000% due 10/15/17	120,250
1,380,000	10.375% due 10/15/17 (b)	1,155,750
615,000	11.625% due 10/15/17	538,125
170,000	Fresenius Medical Care Capital Trust IV, Senior Subordinated Notes, 7.875% due 6/15/11	157,250

	Total Health Care Equipment & Supplies	3,095,225

Health Care Providers & Services - 7.4%
3,570,000	CRC Health Corp., 10.750% due 2/1/16	1,838,550
	DaVita Inc.:
1,190,000	Senior Notes, 6.625% due 3/15/13	1,050,175
1,630,000	Senior Subordinated Notes, 7.250% due 3/15/15	1,401,800
	HCA Inc.:
	Notes:
270,000	9.000% due 12/15/14	172,304
585,000	6.375% due 1/15/15	351,000
573,000	7.690% due 6/15/25	354,548
	Senior Secured Notes:
2,445,000	9.250% due 11/15/16	2,084,362
5,260,000	9.625% due 11/15/16 (b)	4,247,450
3,828,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,043,260
	Tenet Healthcare Corp., Senior Notes:
2,765,000	6.375% due 12/1/11	2,391,725
470,000	6.500% due 6/1/12	394,800
7,175,000	7.375% due 2/1/13	5,883,500
	Universal Hospital Services Inc., Senior Secured Notes:
780,000	6.303% due 6/1/15 (d)	534,300
715,000	8.500% due 6/1/15 (b)	575,575
4,597,049	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (b)(d)	3,240,920

	Total Health Care Providers & Services	27,564,269

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Pharmaceuticals - 0.1%
$6,655,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(f)	$349,388

	TOTAL HEALTH CARE	31,008,882

INDUSTRIALS - 13.1%
Aerospace & Defense - 2.1%
1,450,000	BE Aerospace Inc., 8.500% due 7/1/18	1,250,625
	DRS Technologies Inc., Senior Subordinated Notes:
2,015,000	6.625% due 2/1/16	2,004,925
180,000	7.625% due 2/1/18	179,100
4,560,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	2,667,600
2,075,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	1,711,875
80,000	Moog Inc., Senior Subordinated Notes, 7.250% due 6/15/18 (a)	64,400

	Total Aerospace & Defense	7,878,525

Airlines - 1.8%
1,260,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	837,900
4,820,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	3,639,100
1,408,539	Delta Air Lines Inc., 8.954% due 8/10/14 (e)	845,123
	United Airlines Inc., Pass-Through Certificates:
316,338	8.030% due 7/1/11 (e)	308,429
916,812	7.186% due 10/1/12	870,972
192,500	Senior Secured Notes, 7.032% due 10/1/10 (e)	179,988

	Total Airlines	6,681,512

Building Products - 1.5%
	Associated Materials Inc.:
4,375,000	Senior Discount Notes, step bond to yield 13.415% due 3/1/14	2,384,375
1,350,000	Senior Subordinated Notes, 9.750% due 4/15/12	1,208,250
	Nortek Inc.:
1,580,000	Senior Secured Notes, 10.000% due 12/1/13	1,169,200
65,000	Senior Subordinated Notes, 8.500% due 9/1/14	23,725
3,204,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 14.780% due 3/1/14	977,220

	Total Building Products	5,762,770

Commercial Services & Supplies - 3.2%
	DynCorp International LLC/DIV Capital Corp.:
260,000	9.500% due 2/15/13 (a)	224,250
5,885,000	Senior Subordinated Notes, 9.500% due 2/15/13	5,031,675
2,938,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,879,240
2,965,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,793,825
	US Investigations Services Inc.:
2,735,000	11.750% due 5/1/16 (a)	1,764,075
335,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	259,625

	Total Commercial Services & Supplies	11,952,690

Construction & Engineering - 0.3%
1,390,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	1,181,500

Electrical Equipment - 0.1%
440,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	244,200

Industrial Conglomerates - 0.3%
	Sequa Corp., Senior Notes:
980,000	11.750% due 12/1/15 (a)	612,500
1,013,075	13.500% due 12/1/15 (a)(b)	582,518

	Total Industrial Conglomerates	1,195,018

Machinery - 0.2%
1,060,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	842,700

Road & Rail - 2.2%
5,675,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	3,532,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Road & Rail - 2.2% (continued)
	Kansas City Southern de Mexico, Senior Notes:
$4,020,000	9.375% due 5/1/12	$3,417,000
1,440,000	7.625% due 12/1/13	1,134,000
235,000	7.375% due 6/1/14	185,063

	Total Road & Rail	8,268,750

Trading Companies & Distributors - 1.1%
445,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	282,575
675,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	428,625
1,715,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	917,525
3,275,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	2,276,125

	Total Trading Companies & Distributors	3,904,850

Transportation Infrastructure - 0.3%
	Swift Transportation Co., Senior Secured Notes:
2,295,000	10.554% due 5/15/15 (a)(d)	470,475
2,125,000	12.500% due 5/15/17 (a)	488,750

	Total Transportation Infrastructure	959,225

	TOTAL INDUSTRIALS	48,871,740

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.1%
610,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.503% due 10/15/13 (d)	270,687

IT Services - 0.9%
1,730,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	1,081,250
	First Data Corp., Senior Notes:
1,735,000	9.875% due 9/24/15 (a)	1,119,075
210,000	9.875% due 9/24/15	135,450
1,715,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	1,209,075

	Total IT Services	3,544,850

Semiconductors & Semiconductor Equipment - 0.1%
	Freescale Semiconductor Inc., Senior Notes:
270,000	8.875% due 12/15/14	121,500
540,000	9.125% due 12/15/14 (b)	199,800

	Total Semiconductors & Semiconductor Equipment	321,300

Software - 0.4%
2,245,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	1,380,675

	TOTAL INFORMATION TECHNOLOGY	5,517,512

MATERIALS - 7.6%
Chemicals - 1.2%
4,180,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	1,107,700
2,060,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,967,300
4,730,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,371,700

	Total Chemicals	4,446,700

Containers & Packaging - 0.4%
155,000	Ball Corp., Senior Notes, 6.625% due 3/15/18	127,488
20,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	9,700
595,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	428,400
1,925,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(e)(f)	0
60,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	53,100
1,325,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	894,375

	Total Containers & Packaging	1,513,063

Metals & Mining - 2.9%
2,365,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,859,093
650,000	Metals USA Holdings Corp., 9.883% due 7/1/12 (b)(d)	360,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 2.9% (continued)
$2,810,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	$1,981,050
3,310,000	Noranda Aluminium Holding Corp., Senior Notes, 8.578% due 11/15/14 (d)	1,257,800
3,015,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	2,035,125
4,995,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	3,421,575

	Total Metals & Mining	10,915,393

Paper & Forest Products - 3.1%
	Abitibi-Consolidated Co. of Canada:
3,957,000	15.500% due 7/15/10 (a)	1,523,445
3,930,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	3,124,350
	Appleton Papers Inc.:
235,000	Senior Notes, 8.125% due 6/15/11	165,675
2,960,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,790,800
3,415,000	NewPage Corp., Senior Secured Notes, 9.051% due 5/1/12 (d)	2,407,575
1,716,790	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	1,244,673
1,525,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,120,875
890,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	360,450

	Total Paper & Forest Products	11,737,843

	TOTAL MATERIALS	28,612,999

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 5.3%
695,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	392,675
	Citizens Communications Co.:
170,000	Debentures, 7.050% due 10/1/46	73,100
1,675,000	Senior Notes, 7.875% due 1/15/27	845,875
3,570,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(f)	0
1,170,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (h)	35,100
55,000	Inmarsat Finance II PLC, Senior Notes, step bond to yield 0.000% due 11/15/12 (d)	44,000
330,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	283,800
5,000,000	Intelsat Corp., 9.250% due 8/15/14 (a)	4,325,000
	Level 3 Financing Inc., Senior Notes:
2,490,000	9.250% due 11/1/14	1,431,750
1,565,000	6.845% due 2/15/15 (d)	719,900
3,035,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	2,564,575
1,350,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	934,875
4,585,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	3,049,025
	Wind Acquisition Finance SA:
616,257	12.500% due 12/21/11 (d)	358,457
3,000,000	Senior Bonds, 10.750% due 12/1/15 (a)	2,325,000
3,350,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	2,546,000

	Total Diversified Telecommunication Services	19,929,132

Wireless Telecommunication Services - 2.4%
1,790,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	1,960,050
95,000	iPCS Inc., 4.926% due 5/1/13 (d)	73,625
1,040,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	871,000
	Sprint Capital Corp., Senior Notes:
1,090,000	7.625% due 1/30/11	905,135
480,000	8.375% due 3/15/12	386,664
4,010,000	6.875% due 11/15/28	2,350,570
330,000	8.750% due 3/15/32	216,547
6,240,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	2,215,200

	Total Wireless Telecommunication Services	8,978,791

	TOTAL TELECOMMUNICATION SERVICES	28,907,923

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
UTILITIES - 9.0%
Electric Utilities - 1.0%
$740,000	IPALCO Enterprises Inc., Senior Secured Notes, 8.625% due 11/14/11	$680,800
4,980,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	3,137,400

	Total Electric Utilities	3,818,200

Gas Utilities - 0.3%
1,600,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,240,000

Independent Power Producers & Energy Traders - 7.7%
	AES Corp., Senior Notes:
2,800,000	8.000% due 10/15/17	2,170,000
1,035,000	8.000% due 6/1/20 (a)	765,900
3,020,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,038,500
	Edison Mission Energy, Senior Notes:
2,240,000	7.750% due 6/15/16	1,808,800
980,000	7.200% due 5/15/19	739,900
2,385,000	7.625% due 5/15/27	1,562,175
20,410,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	12,858,300
1,100,953	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	979,848
1,775,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,559,781
4,810,000	NRG Energy Inc., Senior Notes, 7.375% due 2/1/16	4,160,650

	Total Independent Power Producers & Energy Traders	28,643,854

	TOTAL UTILITIES	33,702,054

	TOTAL CORPORATE BONDS & NOTES (Cost - $526,233,000)	336,800,191

ASSET-BACKED SECURITY - 0.0%
FINANCIAL - 0.0%
Diversified Financial Services - 0.0%
9,215,241	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f) (Cost - $10,260,573)	0

CONVERTIBLE BONDS & NOTES - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
720,000	Virgin Media Inc., 6.500% due 11/15/16 (a)	378,000

INDUSTRIALS - 0.3%
Marine - 0.3%
2,215,000	Horizon Lines Inc., 4.250% due 8/15/12	1,190,563

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,402,255)	1,568,563

COLLATERALIZED MORTGAGE OBLIGATION - 0.2%
2,190,000	Lehman XS Trust, 3.659% due 7/25/47 (d) (Cost - $554,315)	657,000

COLLATERALIZED SENIOR LOANS - 3.0%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.8%
243,468	Allison Transmission Inc., Term Loan, 0.000% due 8/17/14	167,210
3,921,613	Allison Transmission Inc., Term Loan B, 5.450% due 8/7/14 (d)	2,693,309

	Total Auto Components	2,860,519

Media - 0.1%
1,000,000	Idearc Inc., Term Loan B, Senior Notes, 0.000% due 11/1/14	431,667

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

FACE AMOUNT	SECURITY	VALUE
	TOTAL CONSUMER DISCRETIONARY	$3,292,186

ENERGY - 1.1%
Energy Equipment & Services - 0.7%
$2,851,881	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (f)	2,637,990

Oil, Gas & Consumable Fuels - 0.4%
2,000,000	Stallion Oilfield Services, Term Loan, 8.361% due 7/31/12 (d)	1,650,000

	TOTAL ENERGY	4,287,990

INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
1,680,292	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (d)	756,132

MATERIALS - 0.8%
Containers & Packaging - 0.5%
3,288,474	Berry Plastics Corp., Senior Term Loan, 11.646% due 6/15/14 (d)	1,808,660

Paper & Forest Products - 0.3%
1,000,000	Georgia-Pacific Corp., Term Loan, 6.750% due 12/23/13	833,056
672,000	Verso Paper Holdings LLC, 9.033% due 2/1/13 (d)	403,200

	Total Paper & Forest Products	1,236,256

	TOTAL MATERIALS	3,044,916

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $15,336,577)	11,381,224

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
9,555,034	Home Interiors & Gifts Inc. (e)(f)*	10
3,747	Mattress Discounters Corp. (e)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	10

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784	Aurora Foods Inc. (e)(f)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
4,056	Axiohm Transaction Solutions Inc. (e)(f)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
3	Pliant Corp. (e)(f)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716	McLeodUSA Inc., Class A Shares (e)(f)*	0
18,375	Pagemart Wireless (e)(f)*	183
1,571	World Access Inc. (f)*	1

	TOTAL TELECOMMUNICATION SERVICES	184

	TOTAL COMMON STOCKS (Cost - $5,444,150)	194

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
6	ION Media Networks Inc., Series B, 12.000% *	4,128

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

SHARES		SECURITY	VALUE
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
3,613		TCR Holdings Corp., 0.000% (e)(f)	$0

		TOTAL PREFERRED STOCKS (Cost - $268,427)	4,128

CONVERTIBLE PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
3,560		Bank of America Corp., 7.250% due 12/31/49	2,492,000
27,300		Citigroup Inc., 6.500% due 12/31/49	879,333

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,934,019)	3,371,333

Warrants
WARRANTS - 0.0%
3,650		Cybernet Internet Services International Inc., Expires 7/1/09(a)(e)(f)*	0
3,305		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(e)(f)*	0
2,735		IWO Holdings Inc., Expires 1/15/11(a)(e)(f)*	0
1,835		Jazztel PLC, Expires 7/15/10(a)(e)(f)*	0
3,775		Merrill Corp., Class B Shares, Expires 5/1/09(a)(e)(f)*	0
375		UbiquiTel Inc., Expires 4/15/10(a)(e)(f)*	0
10,149		Viasystems Group Inc., Expires 1/31/10(e)(f)*	0

		TOTAL WARRANTS (Cost - $1,383,068)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $566,816,384)	353,782,633

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 3.2%
Sovereign Bonds - 0.8%
16,125,000	EGP	Egypt Treasury Bills, zero coupon bond to yield 7.094% due 11/11/08 (Cost - $2,932,253)	2,888,329

Repurchase Agreement - 2.4%
$9,006,000		Morgan Stanley tri-party repurchase agreement dated 10/31/08, 0.150% due 11/3/08; Proceeds at maturity - $9,006,113; (Fully collateralized by U.S. government agency obligation, 5.250% due 6/12/09; Market value - $9,188,029) (Cost - $9,006,000)	9,006,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $11,938,253)	11,894,329

		TOTAL INVESTMENTS - 97.7% (Cost - $578,754,637#)	365,676,962
		Other Assets in Excess of Liabilities - 2.3%	8,433,464

		TOTAL NET ASSETS - 100.0%	$374,110,426

†	Face amount denominated in U.S. dollars unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2008.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2008

(f)	Illiquid security.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Subsequent to the reporting period, the security went into default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

EGP	— Egyptian Pound

Schedule of Written Options

Notional Par	Security	Expiration Date	Strike Rate	Value
$2,000,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Call	11/20/08	0.90%	$178
2,000,000	Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Dow Jones CDX.NA.HY.10 Index, Put	11/20/08	0.90	127,307

	Total Written Options (Premiums Received — $100,000)			$127,485

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Credit Default Swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

(d) Swaptions. The Fund may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Fund enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. The Fund bears the market risk arising from any change in index values or interest rates.

Notes to Schedule of Investments (unaudited) (continued)

(e) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of the market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	October 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$365,676,962	$3,371,333	$355,654,396	$6,651,233
Other Financial Instruments*	(94,516)	—	(94,516)	—

Total	$365,582,446	$3,371,333	$355,559,880	$6,651,233

*	Other financial instruments may include written options, futures, swaps and forward contracts.

IF THERE ARE LEVEL 3 SECURITIES:

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of July 31, 2008	$8,815,445
Accrued Premiums/Discounts	120,364
Realized Gain (Loss)	(71,440)
Change in unrealized appreciation (depreciation)	(2,882,198)
Net purchases (sales)	(1,183,967)
Transfers in and/or out of Level 3	1,853,029

Balance as of October 31, 2008	$6,651,233

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$558,367
Gross unrealized depreciation	(213,636,042)

Net unrealized depreciation	$(213,077,675)

During the period ended October 31, 2008, written option transactions for the Fund were as follows:

	Notional Par	Premiums
Written options, outstanding July 31, 2008	—	—
Options written	$8,000,000	$175,000
Options closed	—	—
Options expired	(4,000,000)	(75,000)

Written options, outstanding October 31, 2008	$4,000,000	$100,000

At October 31, 2008, the Fund had the following open swap contracts:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND ‡	UNREALIZED DEPRECIATION
Credit Default Swaps:
Credit Suisse First Boston Inc. (CDX North America Crossover Index)	$2,000,000	6/20/13	(a)	5.000% quarterly	$(61,005)
Credit Suisse First Boston Inc. (Visteon Corp., 8.250% due 8/1/10)	2,400,000	12/20/08	(a)	5.000% quarterly	(6,026)

Net unrealized depreciation on open swap contracts					$(67,031)

(a)	As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

‡	Percentage shown is an annual percentage rate.

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

***

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 29, 2008

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: December 29, 2008